GENERAL AND SIGNIFICANT ACCOUNTING POLICIES (Exchange Rates And Linkage Bases) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Exchange Rate [Line Items]
Israeli CPI Points	101.8	101.2	100.4
Israeli CPI Points, Change in period	0.6	0.8	1.5
U.S. Dollar To NIS [Member]
Exchange Rate [Line Items]
Exchange rate	3.456	3.748	3.467
Exchange rate, Change in period	(7.80%)	8.10%	(0.10%)
Euro To NIS [Member]
Exchange Rate [Line Items]
Exchange rate	3.878	4.292	4.153
Exchange rate, Change in period	(10.00%)	3.30%	2.70%